Document and Entity Information	9 Months Ended
Sep. 30, 2022
Cover
Document Type	S-1
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001427570
Amendment Flag	false